Ordinary Shares and Treasury Shares	12 Months Ended
Dec. 31, 2025
Statement of Stockholders' Equity [Abstract]
Ordinary Shares and Treasury Shares
17.	ORDINARY SHARES AND TREASURY SHARES
In 2023, the Company repurchased 455,039,640 Class A ordinary shares from the open market with an aggregate purchase price of US$147,689 including commission under the share repurchase program. The repurchased shares were recorded in the treasury shares account using cost method upon repurchase. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital and retained earnings. In 2023, 201,197,520 Class A ordinary shares were retired, which resulted in a reduction of ordinary shares by RMB 14 and a reduction of APIC by RMB 439,354.
In 2023, 131,869,359 stock options were exercised into class A ordinary shares by employees. The Company repurchased 14,166,880 Class A ordinary shares for tax purpose upon the exercise of options, which resulted in a decrease of ordinary shares by RMB1 and a reduction of APIC by RMB35,046. In addition, 185,179,040 Class B ordinary shares were reclassified into the same number of Class A ordinary shares during the year ended December 31, 2023.
In 2024, the Company repurchased 255,486,760 Class A ordinary shares from the open market with an aggregate purchase price of US$93,614 including commission under the share repurchase program. The repurchased shares were recorded in the treasury shares account using cost method upon repurchase. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital and retained earnings. In 2024, 509,328,880 Class A ordinary shares were retired, which resulted in a reduction of ordinary shares by RMB 36, a reduction of APIC by RMB 1,237,216 and a reduction of retained earnings by RMB 41,529.
In 2024, 156,832,119 stock options were exercised into class A ordinary shares by employees. The Company repurchased and immediately canceled 30,763,980 Class A ordinary shares to satisfy the tax obligation for employees upon the exercise of options, which resulted in a decrease of ordinary shares by RMB2 and a reduction of APIC by RMB81,179.
In 2025, the Company repurchased 4,419,900 Class A ordinary shares from the open market with an aggregate purchase price of US$2,411 including commission under the share repurchase program. The Company repurchased a total of 29,545,380 Class A ordinary shares and 31,183,347 Class B ordinary shares from certain executive officers of the Company for an aggregate consideration of US$37,553 including commission in privately negotiated transactions on May 19, 2025. The repurchased shares were recorded in the treasury shares account using cost method upon repurchase. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital and retained earnings. In 2025, 33,965,280 Class A ordinary shares and 31,183,347 Class B ordinary shares were retired, which resulted in a reduction of ordinary shares by RMB4, a reduction of APIC by RMB 232,231 and a reduction of retained earnings by RMB56,122.
In 2025, 100,562,201 stock options were exercised into class A ordinary shares by employees. The Company repurchased and immediately canceled 18,122,860 Class A ordinary shares for tax purpose upon the exercise of options, which resulted in a decrease of ordinary shares by RMB1 and a reduction of APIC by RMB81,460.